Business And Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation, Including Application of Bankruptcy Accounting

The consolidated financial statements have been prepared in accordance with US GAAP. The consolidated financial statements have been prepared as if EFIH is a going concern and contemplate the realization of assets and liabilities in the normal course of business. The consolidated financial statements reflect the application of Financial Accounting Standards Board Accounting Standards Codification (ASC) 852, Reorganizations. During the pendency of the Chapter 11 Cases, the Debtors will operate their businesses as debtors-in-possession under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code. ASC 852 applies to entities that have filed a petition for bankruptcy under Chapter 11 of the Bankruptcy Code. The guidance requires that transactions and events directly associated with the reorganization be distinguished from the ongoing operations of the business. In addition, the guidance provides for changes in the accounting and presentation of liabilities. See Notes 7 and 9 for discussion of these accounting and reporting changes.

Investments in unconsolidated subsidiaries, which are 50% or less owned and/or do not meet accounting standards criteria for consolidation, are accounted for under the equity method (see Note 3). All intercompany items and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in the notes are stated in millions of US dollars unless otherwise indicated.

Use of Estimates
Use of Estimates

Preparation of financial statements requires estimates and assumptions about future events that affect the reporting of assets and liabilities at the balance sheet dates and the reported amounts of income and expense, including fair value measurements and estimates of expected allowed claims. In the event estimates and/or assumptions prove to be different from actual amounts, adjustments are made in subsequent periods to reflect more current information.

Income Taxes
Income Taxes

EFH Corp. files a consolidated US federal income tax return that includes the results of EFCH, EFIH, Oncor Holdings and TCEH. Oncor is a partnership for US federal income tax purposes and is not a corporate member of the EFH Corp. consolidated group. Deferred income taxes are provided for temporary differences between the book and tax basis of assets and liabilities as required under accounting rules.

Investment in Affiliate Debt
Investment in Affiliate Debt

The amounts of affiliate debt held by EFIH were eliminated as a result of the Settlement Agreement approved by the Bankruptcy Court in December 2015. Investments in affiliate debt were classified as a reduction of membership interests effective December 31, 2012 (see Note 11).

Impairment of Equity Method Investments
Impairment of Equity Method Investments

EFIH evaluates its investment in Oncor Holdings when factors indicate that a decrease in the value of the investment has occurred that is not temporary. Indications of a loss in value include recurring operating losses of the investee or fair value measures that are less than carrying value. An impairment loss is recognized if the carrying value of the investment is greater than the fair value of the investment, and the loss is not deemed temporary. Fair value is determined primarily by discounted cash flows, supported by available market valuations, if applicable.

Push-Down of Related Party Debt [Policy Text Block]
Push-Down of EFH Corp. Debt

In accordance with SEC Staff Accounting Bulletin (SAB) Topic 5-J, EFIH reflects amounts of certain EFH Corp. 10.875% Notes and EFH Corp. Toggle Notes on its consolidating balance sheet and the related interest expense in its statements of consolidated income/(loss). The amounts reflected on EFIH's balance sheet were calculated based upon the relative equity investment of EFCH and EFIH in their respective operating subsidiaries at the time of the Merger (see Note 9).